Goodwill and Other Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill and Other Intangible Assets, Net
Schedule of changes in goodwill

(in $ millions)	Amount
Balance as of December 31, 2020	$1,028
Additions(1)	343
Currency translation adjustments	(13)
Balance as of December 31, 2021	1,358
Egencia acquisition adjustments(2)	(118)
Currency translation adjustments	(52)
Balance as of December 31, 2022	1,188
(1)	Relates to acquisition of Ovation ($36 million) and Egencia ($307 million) which was based on preliminary purchase price allocation (see note 10 – Business Acquisitions).
(2)	Relates to measurement period adjustments for Egencia acquisition (see note 10 – Business Acquisitions – Acquisition of Egencia).

Schedule of other intangible assets with definite lives

	December 31, 2022			December 31, 2021
		Accumulated			Accumulated
(in $ millions)	Cost	depreciation	Net	Cost	depreciation	Net
Trademarks/tradenames	$116	$(69)	$47	$115	$(62)	$53
Business client relationships	788	(240)	548	815	(189)	626
Supplier relationship	253	(213)	40	254	(188)	66
Travel partner network	4	(3)	1	4	(3)	1
Other intangible assets, net	$1,161	$(525)	$636	$1,188	$(442)	$746

Schedule of estimated amortization expense

(in $ millions)	Amount
2023	$91
2024	70
2025	49
2026	48
2027	48
Thereafter	330
Total	$636